Financial Risk Management - Regulatory Capital Requirements (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of objectives, policies and processes for managing capital [abstract]
Total risk-weighted capital ratio	15.69%	15.18%
Tier 1 risk-weighted capital ratio	14.49%	14.23%
Common Equity Tier 1 risk-weighted capital ratio	12.41%	12.44%
Total capital (Common Equity Tier 1 capital + Additional Tier 1 capital + Tier 2 capital)	¥ 15,865.9	¥ 14,144.1
Tier 1 capital (Common Equity Tier 1 capital + Additional Tier 1 capital)	14,655.9	13,258.8
Common Equity Tier 1 capital	12,544.0	11,585.1
Risk-weighted assets	101,078.2	93,117.1
The amount of minimum total capital requirements	¥ 8,086.3	¥ 7,449.4